Form N-1A Cover	Mar. 23, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	Credit Suisse Commodity Strategy Funds
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 23, 2026
Prospectus Date	Apr. 01, 2026